FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($)	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost method	$ 7,000,000		$ 118,000,000
Fair value of investment held	$ 1,733,000,000
Shares held in affiliate	25,661,448
Pre-tax gain from upward adjustment to equity securities without readily determinable fair value	$ 1,475,000,000
Net gain from upward adjustment to equity securities without readily determinable fair value	1,457,000,000
Impairment of property, plant and equipment	$ 163,000,000
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ownership percentage of investment held	7.00%
Cost method		$ 250,000,000
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares acquired per acquire share (in shares)	1.901
Share price (in dollars per share)	$ 67.53
Agriculture
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment	$ 111,000,000
Construction
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment	45,000,000
Commercial and Specialty Vehicles
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment	7,000,000
Foreign exchange derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	7,100,000,000		6,900,000,000
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	5,100,000,000		$ 5,500,000,000
Nominal amount of hedging instruments affected by reform of benchmark	$ 1,001,000,000